Annual Total Returns - Fidelity ZERO Total Market Index Fund [BarChart] - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-05 - Fidelity ZERO Total Market Index Fund
Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 02, 2018
Fidelity ZERO Total Market Index Fund
Bar Chart Table:
Annual Return 2019	31.15%
Annual Return 2020	20.50%
Annual Return 2021	26.01%